S000088120 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	397 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	23.81%	13.86%	12.55%
Performance Inception Date	[1]				Nov. 18, 1991
Russell 2500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	12.00%	8.77%	8.85%
Performance Inception Date	[1]				Nov. 18, 1991
Morgan Stanley Pathway Small-Mid Cap Equity ETF
Prospectus [Line Items]
Average Annual Return, Percent	[1]	9.69%	7.81%	7.24%
Performance Inception Date	[1]				Nov. 18, 1991
Morgan Stanley Pathway Small-Mid Cap Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.26%	5.28%	4.38%
Performance Inception Date	[1]				Nov. 18, 1991
Morgan Stanley Pathway Small-Mid Cap Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.96%	4.95%	4.66%
Performance Inception Date	[1]				Nov. 18, 1991

[1]	The Predecessor Fund commenced operations on November 18, 1991.